UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Commercial Services – 2.6%
22,200	Dun & Bradstreet Corp.	$ 1,687,200
21,200	FactSet Research Systems, Inc.	843,760

		2,530,960

Consumer Non-Durables – 6.3%
8,200	Church & Dwight Co., Inc.	436,486
17,000	Colgate-Palmolive Co.	1,105,680
79,100	Hanesbrands, Inc.*	711,109
23,100	PepsiCo, Inc.	1,160,313
12,700	Philip Morris International, Inc.	471,805
38,100	Procter & Gamble Co.	2,076,450

		5,961,843

Consumer Services – 4.6%
18,500	Chipotle Mexican Grill, Inc.*	883,560
8,600	ITT Educational Services, Inc.*	1,053,586
17,600	Panera Bread Co.*	826,848
47,100	The Walt Disney Co.	974,028
27,000	Weight Watchers International, Inc.	615,870

		4,353,892

Distribution Services – 2.7%
40,700	Herbalife Ltd.	834,757
24,500	W.W. Grainger, Inc.	1,787,275

		2,622,032

Electronic Technology – 15.8%
10,600	Apple Computer, Inc.*	955,378
113,900	Applied Materials, Inc.	1,067,243
176,300	Cisco Systems, Inc.*	2,639,211
83,200	Corning, Inc.	841,152
45,800	Hewlett-Packard Co.	1,591,550
53,600	Intel Corp.	691,440
54,800	Juniper Networks, Inc.*	775,968
20,500	L-3 Communications Holdings, Inc.	1,619,910
53,500	Linear Technology Corp.	1,252,970
17,400	Lockheed Martin Corp.	1,427,496
17,700	Rockwell Collins, Inc.	666,936
101,400	Texas Instruments, Inc.	1,515,930

		15,045,184

Energy Minerals – 7.3%
30,100	CONSOL Energy, Inc.	820,526
51,300	Exxon Mobil Corp.	3,923,424
41,000	Occidental Petroleum Corp.	2,236,550

		6,980,500

Finance – 4.4%
8,100	BlackRock, Inc.	881,280
24,600	Franklin Resources, Inc.	1,191,132
23,700	Northern Trust Corp.	1,363,224
54,300	The Charles Schwab Corp.	737,937

		4,173,573

Health Services – 3.5%
41,500	IMS Health, Inc.	602,580
37,000	Medco Health Solutions, Inc.*	1,662,410
21,400	Stericycle, Inc.*	1,046,888

		3,311,878

Health Technology – 15.1%
12,600	Allergan, Inc.	480,312
28,600	Becton, Dickinson & Co.	2,078,362
20,700	C. R. Bard, Inc.	1,771,299
51,400	Eli Lilly & Co.	1,892,548
65,100	Gilead Sciences, Inc.*	3,305,127

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
41,400	Johnson & Johnson	$ 2,388,366
11,156	Life Technologies Corp.*	284,032
37,800	Stryker Corp.	1,596,672
10,700	Techne Corp.	641,679

		14,438,397

Industrial Services – 4.8%
30,500	Foster Wheeler Ltd.*	609,085
24,300	McDermott International, Inc.*	251,991
33,000	Schlumberger Ltd.	1,346,730
11,971	Transocean Ltd.*	653,856
54,700	Waste Management, Inc.	1,706,093

		4,567,755

Process Industries – 3.4%
45,000	E. I. du Pont de Nemours and Co.	1,033,200
28,700	Monsanto Co.	2,182,922

		3,216,122

Producer Manufacturing – 7.3%
30,600	AMETEK, Inc.	977,976
29,100	Emerson Electric Co.	951,570
32,000	Honeywell International, Inc.	1,049,920
54,000	Illinois Tool Works, Inc.	1,763,640
45,400	United Technologies Corp.	2,178,746

		6,921,852

Retail Trade – 5.4%
31,500	Amazon.com, Inc.*	1,852,830
33,200	Big Lots, Inc.*	446,540
26,800	Dollar Tree, Inc.*	1,144,628
58,700	Staples, Inc.	935,678
40,600	The TJX Cos., Inc.	788,452

		5,168,128

Technology Services – 12.9%
32,400	Adobe Systems, Inc.*	625,644
5,300	Google, Inc.*	1,794,209
54,200	Hewitt Associates, Inc.*	1,538,196
26,300	International Business Machines Corp.	2,410,395
197,800	Microsoft Corp.	3,382,380
152,000	Oracle Corp.*	2,558,160

		12,308,984

Transportation – 0.7%
22,900	CSX Corp.	663,184

TOTAL COMMON STOCKS		$92,264,284

Exchange Traded Fund – 2.0%
54,100	iShares Russell 1000 Growth Index Fund	$ 1,898,910

TOTAL INVESTMENTS – 98.8%		$94,163,194

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,103,425

NET ASSETS – 100.0%		$95,266,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$129,012,725
Gross unrealized gain	3,198,873
Gross unrealized loss	(38,048,404)
Net unrealized security loss	$(34,849,531)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Commercial Services – 0.8%
13,000	Moody’s Corp.	$ 278,460
14,000	R.R. Donnelley & Sons Co.	136,640

		415,100

Communications – 7.5%
82,000	AT&T, Inc.	2,018,840
45,500	Frontier Communications Corp.	369,005
46,000	Verizon Communications, Inc.	1,374,020
39,000	Windstream Corp.	338,520

		4,100,385

Consumer Durables – 0.1%
12,500	Eastman Kodak Co.	56,625

Consumer Non-Durables – 7.2%
14,000	Coca-Cola Enterprises, Inc.	157,220
13,000	Constellation Brands, Inc.*	188,760
7,750	General Mills, Inc.	458,412
4,000	Philip Morris International, Inc.	148,600
33,500	Procter & Gamble Co.	1,825,750
11,250	Reynolds American, Inc.	429,525
14,000	Sara Lee Corp.	140,420
6,700	The Coca-Cola Co.	286,224
16,500	The Pepsi Bottling Group, Inc.	318,285

		3,953,196

Consumer Services – 3.7%
16,500	Cablevision Systems Corp.	264,495
20,000	CBS Corp. Class B	114,400
10,000	Comcast Corp.	146,500
12,500	Expedia, Inc.*	111,625
20,000	Gannett Co., Inc.	115,400
5,000	International Speedway Corp.	116,400
14,500	Liberty Global, Inc.*	211,265
3,000	McDonald’s Corp.	174,060
20,000	News Corp.	127,800
7,500	The Walt Disney Co.	155,100
50,000	Time Warner, Inc.	466,500

		2,003,545

Electronic Technology – 3.6%
11,750	General Dynamics Corp.	666,577
9,000	Hewlett-Packard Co.	312,750
22,500	Integrated Device Technology, Inc.*	129,150
10,000	Intel Corp.	129,000
12,250	Juniper Networks, Inc.*	173,460
3,000	Lockheed Martin Corp.	246,120
3,750	Northrop Grumman Corp.	180,450
18,000	Xerox Corp.	119,520

		1,957,027

Energy Minerals – 17.4%
5,250	Anadarko Petroleum Corp.	192,885
3,500	Apache Corp.	262,500
10,000	Chesapeake Energy Corp.	158,100
34,000	ChevronTexaco Corp.	2,397,680
20,000	ConocoPhillips	950,600
8,000	Devon Energy Corp.	492,800
2,200	EOG Resources, Inc.	149,094
53,000	Exxon Mobil Corp.	4,053,440
11,000	Marathon Oil Corp.	299,530
3,000	Occidental Petroleum Corp.	163,650
8,500	Valero Energy Corp.	205,020
4,000	XTO Energy, Inc.	148,360

		9,473,659

Shares	Description	Value
Common Stocks – (continued)
Finance – 18.2%
4,700	Ameriprise Financial, Inc.	$ 94,705
17,000	Annaly Capital Management, Inc.	257,380
8,500	Aon Corp.	314,925
6,000	Arthur J. Gallagher & Co.	141,420
5,000	Assurant, Inc.	132,000
75,000	Bank of America Corp.	493,500
4,500	Bank of Hawaii Corp.	161,415
14,750	Bank of New York Mellon Corp.	379,665
2,150	BlackRock, Inc.	233,920
5,700	Capital One Financial Corp.	90,288
750	CME Group, Inc.	130,433
8,000	CNA Financial Corp.	93,040
18,350	Discover Financial Services	131,202
5,000	Equity Residential	119,650
3,500	Franklin Resources, Inc.	169,470
5,000	GATX Corp.	120,500
7,250	HCP, Inc.	169,215
15,000	Host Hotels & Resorts, Inc.	80,700
44,000	JPMorgan Chase & Co.	1,122,440
15,000	KeyCorp	109,200
6,250	Loews Corp.	152,500
17,000	Marshall & Ilsley Corp.	97,070
6,500	MetLife, Inc.	186,745
19,500	Morgan Stanley & Co.	394,485
7,000	NYSE Euronext	154,000
4,000	PNC Financial Services Group, Inc.	130,080
3,500	Prudential Financial, Inc.	90,125
7,000	Raymond James Financial, Inc.	129,570
5,500	Reinsurance Group of America, Inc.	195,965
2,500	Simon Property Group, Inc.	107,450
7,500	State Street Corp.	174,525
4,250	SunTrust Banks, Inc.	52,105
5,000	The Allstate Corp.	108,350
7,750	The Chubb Corp.	329,995
10,000	The Hartford Financial Services Group, Inc.	131,600
11,000	The Progressive Corp.*	133,650
12,000	The Travelers Cos., Inc.	463,680
4,500	Torchmark Corp.	135,000
3,500	Transatlantic Holdings, Inc.	112,525
14,500	Trustmark Corp.	294,350
28,500	U.S. Bancorp.	422,940
18,000	United Rentals, Inc.*	100,440
13,250	Unum Group	187,620
7,250	Valley National Bancorp	94,395
2,600	Vornado Realty Trust	132,106
40,750	Wells Fargo & Co.	770,175
6,000	Zions Bancorp.	89,520

		9,916,034

Health Services – 1.5%
19,500	IMS Health, Inc.	283,140
6,500	UnitedHealth Group, Inc.	184,145
8,250	WellPoint, Inc.*	341,963

		809,248

Health Technology – 13.7%
14,000	Amgen, Inc.*	767,900
6,000	Biogen Idec, Inc.*	291,900
21,000	Boston Scientific Corp.*	186,270
17,500	Eli Lilly & Co.	644,350
10,000	Hill-Rom Holdings, Inc.	140,800
9,000	Hospira, Inc.*	224,100
32,000	Johnson & Johnson	1,846,080
29,500	King Pharmaceuticals, Inc.*	257,830
9,000	Life Technologies Corp.*	229,140
23,000	Merck & Co., Inc.	656,650
102,000	Pfizer, Inc.	1,487,160

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
17,500	Wyeth	$ 751,975

		7,484,155

Industrial Services – 1.0%
9,000	Patterson-UTI Energy, Inc.	86,040
14,000	Waste Management, Inc.	436,660

		522,700

Non-Energy Minerals – 0.9%
6,500	Freeport-McMoRan Copper & Gold, Inc.	163,410
4,500	Nucor Corp.	183,555
7,750	Reliance Steel & Aluminum Co.	171,508

		518,473

Process Industries – 3.3%
7,500	Archer-Daniels-Midland Co.	205,350
13,000	E. I. du Pont de Nemours and Co.	298,480
9,500	International Paper Co.	86,640
5,500	Lubrizol Corp.	187,660
8,000	Sigma-Aldrich Corp.	288,640
9,500	Sonoco Products Co.	217,835
20,000	The Dow Chemical Co.	231,800
8,000	The Scotts Miracle-Gro Co.	257,760

		1,774,165

Producer Manufacturing – 6.6%
9,000	Armstrong World Industries, Inc.	149,220
9,000	Crane Co.	156,780
2,750	Eaton Corp.	121,055
5,000	Emerson Electric Co.	163,500
150,000	General Electric Co.	1,819,500
6,750	Honeywell International, Inc.	221,467
5,000	Hubbell, Inc. Class B	155,000
12,500	Illinois Tool Works, Inc.	408,250
15,000	Masco Corp.	117,300
4,750	Parker Hannifin Corp.	181,498
6,250	Tyco International Ltd.	131,375

		3,624,945

Retail Trade – 3.3%
7,750	BJ’s Wholesale Club, Inc.*	222,270
8,750	Costco Wholesale Corp.	394,013
7,000	CVS Caremark Corp.	188,160
7,500	IAC/InterActiveCorp.*	110,250
7,000	Lowe’s Cos., Inc.	127,890
22,000	The Gap, Inc.	248,160
15,000	The Home Depot, Inc.	322,950
3,500	Wal-Mart Stores, Inc.	164,920

		1,778,613

Technology Services – 2.1%
8,250	Affiliated Computer Services, Inc.*	378,345
8,000	BMC Software, Inc.*	202,640
10,000	CA, Inc.	179,900
10,500	Computer Sciences Corp.*	386,820

		1,147,705

Transportation – 0.3%
4,500	Norfolk Southern Corp.	172,620

Utilities – 6.1%
8,000	Alliant Energy Corp.	230,640
17,000	CenterPoint Energy, Inc.	227,460
7,250	DTE Energy Co.	250,125
28,250	Duke Energy Corp.	427,988

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
14,250	Edison International	$ 464,122
2,500	Exelon Corp.	135,550
3,500	FPL Group, Inc.	180,425
7,250	PG&E Corp.	280,358
6,250	Progress Energy, Inc.	242,000
4,500	Questar Corp.	152,910
13,750	The Southern Co.	459,937
13,500	Xcel Energy, Inc.	249,210

		3,300,725

TOTAL COMMON STOCKS		$53,008,920

Exchange Traded Fund – 1.6%
20,000	iShares Russell 1000 Value Index Fund	$ 873,800

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.9%
State Street Bank & Trust Co.
$492,000	0.010%	02/02/09	$ 492,000
Maturity Value: $492,000

TOTAL INVESTMENTS – 99.8%			$54,374,720

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			113,787

NET ASSETS – 100.0%			$54,488,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $505,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $504,142

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$79,625,634
Gross unrealized gain	2,013,715
Gross unrealized loss	(27,264,629)
Net unrealized security loss	$(25,250,914)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Commercial Services – 4.3%
8,100	Copart, Inc.*	$ 195,129
10,600	Dun & Bradstreet Corp.	805,600
11,500	Manpower, Inc.	327,290
8,800	The Brink’s Co.	232,584

		1,560,603

Communications – 4.9%
26,800	American Tower Corp.*	813,112
15,800	Embarq Corp.	564,376
47,200	Frontier Communications Corp.	382,792

		1,760,280

Consumer Durables – 0.9%
10,500	The Stanley Works	328,230

Consumer Non-Durables – 3.2%
7,780	Church & Dwight Co., Inc.	414,129
9,000	Coach, Inc.*	131,400
4,100	Polo Ralph Lauren Corp.	168,223
8,800	The Clorox Co.	441,320

		1,155,072

Consumer Services – 3.8%
8,800	Brink’s Home Security Holdings, Inc.*	201,256
8,400	Chipotle Mexican Grill, Inc. Class A*	401,184
14,500	Weight Watchers International, Inc.	330,745
15,500	Yum! Brands, Inc.	443,610

		1,376,795

Distribution Services – 1.1%
11,100	MSC Industrial Direct Co., Inc.	380,286

Electronic Technology – 12.5%
9,690	Harris Corp.	419,480
43,200	Juniper Networks, Inc.*	611,712
5,646	L-3 Communications Holdings, Inc.	446,147
28,400	Linear Technology Corp.	665,128
10,700	MEMC Electronic Materials, Inc.*	145,520
17,490	Microchip Technology, Inc.	331,786
5,100	Precision Castparts Corp.	331,245
17,765	Rockwell Collins, Inc.	669,385
10,000	Western Digital Corp.*	146,800
42,200	Xilinx, Inc.	711,070

		4,478,273

Energy Minerals – 5.7%
16,200	CONSOL Energy, Inc.	441,612
24,700	Denbury Resources, Inc.*	302,328
11,800	Murphy Oil Corp.	521,324
9,900	Noble Energy, Inc.	484,407
9,800	St. Mary Land & Exploration Co.	189,630
8,200	W&T Offshore, Inc.	103,074

		2,042,375

Finance – 5.2%
9,495	Eaton Vance Corp.	181,734
6,400	Health Care REIT, Inc.	241,984
2,300	IntercontinentalExchange, Inc.*	130,939
14,700	Northern Trust Corp.	845,544
17,000	T. Rowe Price Group, Inc.	468,860

		1,869,061

Health Services – 5.0%
13,780	Cerner Corp.*	464,661
3,400	Express Scripts, Inc.*	182,784
43,240	IMS Health, Inc.	627,845

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
4,100	Laboratory Corporation of America Holdings*	$ 242,720
5,592	Stericycle, Inc.*	273,561

		1,791,571

Health Technology – 12.2%
10,540	Allergan, Inc.	401,785
11,080	C. R. Bard, Inc.	948,116
8,300	Cephalon, Inc.*	640,594
23,300	DENTSPLY International, Inc.	627,003
18,500	Forest Laboratories, Inc.*	463,240
12,140	IDEXX Laboratories, Inc.*	398,192
21,640	Life Technologies Corp.*	550,954
9,900	Varian Medical Systems, Inc.*	367,587

		4,397,471

Industrial Services – 5.8%
22,800	Dresser-Rand Group, Inc.*	444,144
7,100	ENSCO International, Inc.	194,256
17,300	Foster Wheeler Ltd.*	345,481
7,886	Jacobs Engineering Group, Inc.*	304,952
6,600	National-Oilwell Varco, Inc.*	174,504
10,300	Noble Corp.	279,645
10,600	Oil States International, Inc.*	194,086
5,000	The Shaw Group, Inc.*	139,000

		2,076,068

Process Industries – 6.3%
40,500	Crown Holdings, Inc.*	759,375
17,500	PPG Industries, Inc.	657,650
13,736	Sigma-Aldrich Corp.	495,595
7,100	Terra Industries, Inc.	145,408
6,300	The Scotts Miracle-Gro Co.	202,986

		2,261,014

Producer Manufacturing – 7.3%
13,800	AGCO Corp.*	293,664
6,500	AMETEK, Inc.	207,740
9,500	Cummins, Inc.	227,810
5,700	Dover Corp.	161,196
9,700	Energizer Holdings, Inc.*	462,011
9,578	ITT Corp.	433,692
5,800	Lincoln Electric Holdings, Inc.	238,786
15,950	Parker Hannifin Corp.	609,449

		2,634,348

Retail Trade – 6.1%
18,600	Dollar Tree, Inc.*	794,406
11,400	GameStop Corp.*	282,492
20,260	Nordstrom, Inc.	257,099
28,500	The TJX Cos., Inc.	553,470
14,400	Tiffany & Co.	298,800

		2,186,267

Technology Services – 8.0%
27,775	Adobe Systems, Inc.*	536,335
9,100	Autodesk, Inc.*	150,696
20,200	CA, Inc.	363,398
10,400	Cognizant Technology Solutions Corp.*	194,792
14,600	Hewitt Associates, Inc.*	414,348
13,800	McAfee, Inc.*	420,762
32,860	Paychex, Inc.	798,170

		2,878,501

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 0.4%
5,600	Expeditors International of Washington, Inc.	$ 155,736

Utilities – 2.9%
32,200	CenterPoint Energy, Inc.	430,836
13,000	DPL, Inc.	280,150
9,900	Mirant Corp.*	169,983
22,700	The AES Corp.*	179,557

		1,060,526

TOTAL COMMON STOCKS		$34,392,477

Exchange Traded Fund – 2.0%
23,500	iShares Russell Midcap Growth Index Fund	$ 702,650

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.8%
State Street Bank & Trust Co.
$1,014,000	0.010%	02/02/09	$ 1,014,000
Maturity Value: $1,014,001

TOTAL INVESTMENTS – 100.4%			$36,109,127

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(142,393)

NET ASSETS – 100.0%			$35,966,734

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $1,040,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $1,038,232.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$52,930,696
Gross unrealized gain	1,171,551
Gross unrealized loss	(17,993,120)
Net unrealized security loss	$(16,821,569)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.4%
Auto(a) – 0.7%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 3,643,477

Commercial – 1.2%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,405,571

Credit Card – 1.5%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	4,609,766
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,283,361

			7,893,127

Home Equity – 3.5%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,746,800	5.407	06/25/32	2,603,803
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
100,290	8.180	12/25/29	99,486
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,842,872	0.589	02/25/37	1,102,556
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,615,633	3.750	09/25/33	1,087,872
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,609,811	0.729	07/25/35	1,250,247
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,641,336	3.400	03/25/33	2,635,403
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,596,917	8.350	03/25/25	1,539,963
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
1,520,301	8.480	09/25/30	1,254,509
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
2,385,540	4.470	07/25/18	2,180,187
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
895,780	0.499	10/25/36	814,984
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,104,664	6.740	07/25/29	3,510,740

			18,079,750

Manufactured Housing – 2.2%
Green Tree Financial Corp. Series 1993-4, Class A5
3,026,644	7.050	01/15/19	2,621,947
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,471,911	7.650	09/15/26	1,312,900
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,737,569	7.900	06/15/27	1,756,653
Green Tree Financial Corp. Series 1996-6, Class A6
498,784	7.950	09/15/27	455,246
Green Tree Financial Corp. Series 1997-3, Class A6
115,463	7.320	03/15/28	91,269
Green Tree Financial Corp. Series 1998-3, Class A5
953,794	6.220	03/01/30	689,926

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6(b)
$ 656,592	6.760%	03/01/30	$ 484,306
Green Tree Financial Corp. Series 1999-1, Class M2(b)
1,500,000	7.340	11/01/28	212,597
Lehman Manufactured Housing Contract Series 2001-B, Class A3
591,899	4.350	05/15/14	374,821
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
3,220,355	7.650	04/15/27	3,381,183

			11,380,848

Student Loans – 1.3%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
3,570,000	4.910	12/01/40	3,570,000
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
3,000,000	1.934	10/30/45	3,000,000

			6,570,000

TOTAL ASSET-BACKED SECURITIES			$ 53,972,773

Taxable Municipal Bond Obligations – 6.0%
Alabama – 0.3%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,356,772

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	782,172
500,000	4.790	10/01/11	523,990

			1,306,162

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,130,747

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,120,251

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,837,989
2,190,000	5.650	07/15/13	2,316,626

			5,154,615

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	269,647
2,485,000	5.430	05/01/12	2,663,721

			2,933,368

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,611,854

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
$ 1,000,000	5.200%	03/01/14	$ 1,054,120

New York – 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,163,248

Ohio – 0.6%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
3,140,000	4.600	02/15/09	3,140,816

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,129,420

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	825,310

Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	726,983
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,249,562

			2,976,545

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$ 30,903,228

Commercial Mortgage Backed Security – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 4,619,090	5.681%	08/10/16	$ 4,808,207

Collaterized Mortgage Obligations – 34.6%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,422,141	5.500%	02/25/18	$ 3,218,758
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
5,614,894	6.000	02/25/34	4,663,872
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
952,703	6.000	04/25/36	689,222
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.110	06/25/34	4,122,116
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,490,807	5.680	11/25/35	2,970,366
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,578,049	5.250	01/25/34	1,245,523
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
2,562,264	5.500	11/25/33	2,283,831

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$ 1,620,111	5.500%	08/25/21	$ 1,410,003
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,403,719	5.835	12/25/35	1,381,575
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,223,031	5.667	04/25/37	792,712
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
943,874	5.500	07/25/36	689,324
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,837,261	5.250	09/25/19	1,664,745
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,797,834	4.750	12/25/18	1,612,003
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,196,271	6.000	07/25/37	634,771
Countrywide Home Loans Trust Series 2005-27, Class 2A1
4,948,077	5.500	12/25/35	3,579,627
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,302,778	5.500	04/25/35	968,534
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,672,544	5.250	07/25/33	1,526,266
FHLMC REMIC PAC Series 1579, Class PM
754,664	6.700	09/15/23	785,862
FHLMC REMIC PAC Series 2103, Class TE
745,739	6.000	12/15/28	785,234
FHLMC REMIC PAC Series 2110, Class PG
3,580,208	6.000	01/15/29	3,781,901
FHLMC REMIC PAC Series 2633, Class PC
3,935,501	4.500	07/15/15	3,989,044
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,032,024
FHLMC REMIC PAC Series 2644, Class BM
1,667,245	4.500	01/15/26	1,681,325
FHLMC REMIC PAC Series 2716, Class DT
1,862,504	5.000	02/15/30	1,895,886
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,135,657
FHLMC REMIC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,461,943
FHLMC REMIC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	842,866
FHLMC REMIC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,668,837
FHLMC REMIC PAC Series 3259, Class EA
872,076	5.000	05/15/27	893,246
FHLMC REMIC Series 2391, Class Z
6,111,886	6.000	12/15/31	6,415,609
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,517,798
FHLMC REMIC Series 2524, Class WC
1,281,250	6.000	11/15/28	1,291,108
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,747,402
FHLMC REMIC Series 2672, Class NH
4,400,000	4.000	09/15/18	4,387,074
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	797,758

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC Series 2742, Class K
$ 4,915,000	4.000%	01/15/19	$ 4,900,216
FHLMC REMIC Series 2840, Class JL
2,837,279	4.500	06/15/23	2,911,508
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,128,244
FHLMC REMIC TAC Series 2658, Class A
2,361,179	4.500	08/15/18	2,394,266
FHLMC Series T-58, Class 1A3
133,740	4.391	11/25/38	133,424
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
2,100,914	6.000	01/25/35	1,703,053
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,639,856	6.500	09/25/31	1,715,487
FNMA REMIC PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,401,409
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,144,620
FNMA REMIC PAC Series 2003-14, Class AP
506,755	4.000	03/25/33	512,456
FNMA REMIC PAC Series 2003-16, Class PN
2,876,004	4.500	10/25/15	2,908,031
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,523,748
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,144,553
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,300,379
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	715,493
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	555,016
FNMA Series 2003-W6, Class 2A32
560,059	6.500	09/25/42	574,935
GNMA Series 1998-12, Class EB
1,012,464	6.500	05/20/28	1,044,665
GNMA Series 2003-88, Class AC
626,977	2.914	06/16/18	631,953
Impac CMB Trust Series 2004-4, Class 2A2(b)
7,036,819	5.748	09/25/34	6,164,001
Impac Secured Assets Corp. Series 2004-2, Class A6
1,846,453	5.740	08/25/34	1,627,244
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
6,322,593	6.000	03/25/36	5,716,255
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,202,832
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	6.039	04/25/37	496,428
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,954,460	6.500	05/25/34	2,486,364
Master Asset Securitization Trust Series 2004-3, Class 5A1
467,150	6.250	01/25/32	439,851
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
5,445,134	6.000	08/25/37	3,271,365
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
7,450,894	6.081	11/25/21	6,258,751

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
$ 582,733	5.450%	07/25/35	$ 491,499
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
4,083,676	4.750	04/25/33	3,522,871
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
5,143,574	5.750	02/25/34	4,169,509
Residential Asset Securitization Trust Series 2004-A6, Class A1
6,095,626	5.000	08/25/19	5,322,243
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,013,392	6.000	05/25/33	2,756,879
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,270,081	5.000	05/25/18	1,248,648
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
7,611,380	5.500	12/25/21	6,965,735
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,339,319	5.500	06/25/20	3,797,370
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,718,344	5.000	06/25/18	1,689,347
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
1,009,934	5.250	01/25/20	979,952
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	214,823

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$179,729,245

Commercial Mortgages – 2.9%
FNMA Series 2000-M2, Class C(b)
$ 768,660	7.082%	07/17/22	$ 773,595
GNMA Series 2002-62, Class B
701,655	4.763	01/16/25	712,844
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,656,786
GNMA Series 2003-38, Class JC(b)
601,646	7.003	08/16/42	658,642
GNMA Series 2004-09, Class A
1,583,567	3.360	08/16/22	1,584,727
GNMA Series 2004-45, Class A
2,626,607	4.020	12/16/21	2,648,571
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,182,472

TOTAL COMMERCIAL MORTGAGES			$ 15,217,637

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 23.0%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,366,000	6.150%	09/01/36	$ 1,355,164

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,342,993
Diageo Capital PLC
1,565,000	7.375	01/15/14	1,716,289

			3,059,282

Cable TV – 1.1%
Comcast Corp.
1,000,000	5.850	01/15/10	1,013,242
1,805,000	4.950	06/15/16	1,663,640
1,250,000	6.400	05/15/38	1,193,076
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	1,968,780

			5,838,738

Commercial Banks – 0.9%
Credit Suisse New York
1,500,000	5.000	05/15/13	1,453,044
Wachovia Corp.
3,125,000	5.300	10/15/11	3,176,369

			4,629,413

Computers – 0.8%
International Business Machines Corp.
3,000,000	6.500	10/15/13	3,357,564
Intuit, Inc.
1,000,000	5.400	03/15/12	927,490

			4,285,054

Electric – 2.1%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,319,152
Connecticut Light & Power Co.
415,000	5.650	05/01/18	409,271
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,542,441
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,351,985
PacifiCorp
2,400,000	5.650	07/15/18	2,489,890
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,325,859
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,598,874

			11,037,472

Financial – 6.9%
Bank of America Corp.
2,700,000	6.000	09/01/17	2,528,156
1,270,000	5.650	05/01/18	1,150,203
Bank One Corp.(b)
1,000,000	9.875	03/01/19	1,039,919
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,244,990
1,000,000	7.250	02/01/18	1,064,451

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Citigroup, Inc.
$ 1,355,000	6.000%	02/21/12	$ 1,289,142
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	5,704,232
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	1,765,187
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,255,096
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,322,445
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	5,954,310
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,379,294
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,486,276
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,720,926
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	1,777,326
Wells Fargo & Co.
2,000,000	5.625	12/11/17	1,959,208

			35,641,161

Food – 0.9%
General Mills, Inc.
1,000,000	5.250	08/15/13	1,023,829
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,498,287
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	999,366

			4,521,482

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,735,113

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,449,343

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,489,087	6.375	05/15/17	2,836,688

Multimedia – 0.9%
AOL Time Warner
3,170,000	6.750	04/15/11	3,194,970
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,338,564

			4,533,534

Oil & Gas – 0.7%
Apache Corp.
1,250,000	7.375	08/15/47	1,320,897
Tosco Corp.
2,095,000	8.125	02/15/30	2,429,067

			3,749,964

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 0.5%
GlaxoSmithKline Capital, Inc.
$ 2,350,000	4.850%	05/15/13	$ 2,464,497

Real Estate – 0.8%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	657,110
ProLogis
2,280,000	5.250	11/15/10	1,765,924
Simon Property Group LP
2,235,000	5.375	06/01/11	1,988,321

			4,411,355

Retail – 0.5%
Target Corp.
1,000,000	5.125	01/15/13	1,036,881
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,351,407

			2,388,288

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,015,444

Telecommunications – 0.5%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,425,863

Utilities – 1.4%
GTE Corp.
5,310,000	6.840	04/15/18	5,325,781
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,116,206

			7,441,987

Yankee – 2.4%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	766,258
955,000	5.250	12/15/15	905,518
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,127,388
Deutsche Telekom International Finance BV
1,335,000	8.500	06/15/10	1,413,479
France Telecom SA
1,286,000	7.750	03/01/11	1,359,696
Swiss Bank Corp.
7,335,000	7.375	06/15/17	7,176,366

			12,748,705

TOTAL CORPORATE OBLIGATIONS			$119,568,547

Foreign Debt Obligation – 1.2%
Sovereign – 1.2%
Egypt Agency for International Development
$ 5,700,000	4.450%	09/15/15	$ 6,030,885

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – 8.0%
FHLMC
$ 76,654	6.000%		12/01/13	$ 79,858
142,647	8.500		02/01/19	152,695
164,045	8.500		03/01/21	175,662
1,027,652	7.000		05/01/26	1,083,993
93,362	7.000		10/01/30	98,951
134,514	7.500		12/01/30	143,548
242,344	7.500		01/01/31	258,620
533,445	7.000		08/01/31	565,326
5,399,418	5.000		05/01/33	5,504,538
1,009,013	4.263	(b)	05/01/34	988,859
3,720,866	5.267	(b)	01/01/36	3,764,842
FNMA
21,463	7.000		07/01/09	21,749
23,554	6.500		02/01/12	24,733
132,037	6.000		12/01/13	134,314
69,590	6.500		07/01/14	73,137
113,064	9.000		11/01/21	122,227
79,053	6.500		08/01/24	83,031
101,001	6.500		09/01/24	106,084
108,895	9.000		02/01/25	118,857
18,632	6.500		03/01/26	19,570
46,894	8.000		07/01/28	49,721
216,369	6.500		10/01/28	227,393
150,697	4.849	(b)	12/01/28	148,432
59,216	6.500		01/01/29	62,233
130,246	6.000		07/01/29	135,249
128,250	7.500		09/01/29	136,471
119,479	7.000		03/01/31	126,976
56,463	7.500		03/01/31	60,039
308,027	7.000		11/01/31	327,342
636,293	7.000		01/01/32	676,193
1,921,829	6.000		12/01/32	1,992,056
3,937,726	5.000		02/01/33	4,019,311
717,127	5.262	(b)	02/01/33	737,321
7,049,387	5.500		03/01/33	7,243,099
2,411,901	5.000		07/01/33	2,461,872
1,085,009	5.036	(b)	10/01/34	1,115,990
2,873,686	5.099	(b)	02/01/35	2,954,954
GNMA
244,958	8.000		02/15/22	260,520
122,680	7.500		08/20/25	130,300
538,476	7.500		07/20/26	571,760
753,429	6.500		04/15/31	786,430
902,297	6.500		05/15/31	941,818
2,656,010	5.500		04/15/33	2,729,426

TOTAL MORTGAGE-BACKED PASS -THROUGH OBLIGATIONS				$ 41,415,500

U.S. Government Agency Obligations – 7.6%
Farmer Mac Gtd.(a)
$11,000,000	5.500%		07/15/11	$ 11,738,573
FFCB
6,135,000	4.500		05/06/14	6,664,469
2,860,000	5.190		04/22/21	3,113,688
FHLB
1,915,000	5.375		08/15/24	2,070,224
2,650,000	7.125		02/15/30	3,580,561
FHLMC
2,500,000	6.750		03/15/31	3,265,447
FNMA
1,300,000	5.080		06/24/18	1,300,898

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Tennessee Valley Authority
$ 4,410,001	5.880%	04/01/36	$ 5,059,165
2,300,001	5.500	06/15/38	2,534,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 39,327,961

U.S. Treasury Obligations – 3.6%
United States Treasury Bonds
$2,000,000	5.500%	08/15/28	$ 2,433,750
2,015,000	6.250	05/15/30	2,695,691
United States Treasury Notes
4,000,000	4.250	11/15/14	4,510,624
7,965,000	4.000	02/15/15	8,841,771

TOTAL U.S. TREASURY OBLIGATIONS			$ 18,481,836

Shares	Description		Value
Exchange Traded Fund – 0.9%
538,877	Vanguard Intermediate-Term Investment Grade Fund		$ 4,655,895

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 2.0%
State Street Bank & Trust Co.
$10,301,000	0.010%	02/02/09	$ 10,301,000
Maturity Value: $10,301,009

TOTAL INVESTMENTS – 101.1%			$524,412,714

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(5,718,207)

NET ASSETS – 100.0%			$518,694,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $32,752,914, which represents approximately 6.3% of net assets as of January 31, 2009.
(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2009.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $10,525,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $10,507,108.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$532,422,080
Gross unrealized gain	19,773,578
Gross unrealized loss	(27,782,944)
Net unrealized security loss	$(8,009,366)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Security(a) – 0.3%
Home Equity – 0.3%
Lehman XS Trust Series 2005-7N, Class 1A1A
$ 477,151	0.659%	12/25/35	$ 222,856

Commercial Mortgage Backed Security – 2.4%
Small Business Administration Series 2006-P10B, Class 1
$1,847,636	5.681%	08/10/16	$ 1,923,283

Collaterized Mortgage Obligations – 23.7%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 937,626	5.010%	10/25/34	$ 911,605
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
214,814	5.009	09/20/34	175,748
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
347,978	4.456	09/25/34	221,799
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
704,547	4.750	12/25/18	631,722
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
137,558	5.000	02/25/18	128,359
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
940,324	3.783	11/19/33	796,384
FHLMC PAC Series 023, Class PK
580,047	6.000	11/25/23	610,544
FHLMC REMIC PAC Series 041, Class F
107,975	10.000	05/15/20	114,843
FHLMC REMIC PAC Series 159, Class H
39,250	4.500	09/15/21	39,202
FHLMC REMIC PAC Series 1614, Class MB
97,910	6.500	12/15/09	98,939
FHLMC REMIC PAC Series 2022, Class PE
141,151	6.500	01/15/28	149,555
FHLMC REMIC PAC Series 2109, Class PE
529,983	6.000	12/15/28	560,160
FHLMC REMIC PAC Series 2345, Class PQ
75,642	6.500	08/15/16	80,478
FHLMC REMIC PAC Series 2389, Class CD
65,714	6.000	03/15/16	66,740
FHLMC REMIC PAC Series 2439, Class LG
391,023	6.000	09/15/30	394,957
FHLMC REMIC PAC Series 2594, Class OR
323,871	4.250	06/15/32	325,417
FHLMC REMIC PAC Series 2626, Class KA
710,005	3.000	03/15/30	698,621
FHLMC REMIC PAC Series 2760, Class EC
100,000	4.500	04/15/17	102,115
FHLMC REMIC PAC Series 2763, Class PC
1,250,000	4.500	08/15/16	1,271,168
FHLMC REMIC PAC Series 3117, Class PC
800,000	5.000	06/15/31	824,297
FHLMC REMIC Series 2584, Class LX
306,413	5.500	12/15/13	319,197
FHLMC Series T-58, Class 1A3
89,160	4.391	11/25/38	88,949
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
47,495	0.000	06/25/22	39,810

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992-129, Class L
$ 321,781	6.000%	07/25/22	$ 329,223
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
46,465	0.000	10/25/22	44,256
FNMA REMIC PAC Series 1998-36, Class J
217,919	6.000	07/18/28	221,361
FNMA REMIC PAC Series 2001-71, Class MB
465,679	6.000	12/25/16	491,037
FNMA REMIC PAC Series 2001-76, Class UC
136,703	5.500	11/25/15	137,636
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	582,803
FNMA REMIC PAC Series 2003-14, Class AP
681,351	4.000	03/25/33	689,017
FNMA REMIC PAC Series 2003-74, Class PR
886,784	4.000	11/25/25	889,217
FNMA REMIC Series 1991-137, Class H
148,223	7.000	10/25/21	159,785
FNMA REMIC Series 1993-140, Class J
165,457	6.650	06/25/13	166,584
FNMA REMIC Series 1993-182, Class FA(a)
44,198	1.650	09/25/23	42,986
FNMA REMIC Series 1993-183, Class K
114,470	6.500	07/25/23	116,939
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	100,844
GNMA Series 1998-12, Class EB
253,116	6.500	05/20/28	261,166
GNMA Series 2001-53, Class F(a)
62,279	0.709	10/20/31	61,540
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.180	01/25/36	437,214
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
605,490	5.454	10/25/34	453,970
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
838,888	4.558	04/21/34	694,590
Master Asset Securitization Trust Series 2003-6, Class 9A1
608,159	4.250	07/25/33	568,280
Master Asset Securitization Trust Series 2004-3, Class 5A1
222,150	6.250	01/25/32	209,168
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
622,513	4.750	04/25/34	550,893
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
493,372	5.000	05/25/18	485,046
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
73,504	6.250	12/25/23	73,349
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,443,689	5.173	10/25/33	1,312,103
Vendee Mortgage Trust Series 1996-2, Class 1Z
282,810	6.750	06/15/26	294,832
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
632,768	5.750	12/25/32	610,579

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
$ 309,302	5.000%	06/25/18	$ 304,082

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$18,939,109

Commercial Mortgages – 6.3%
FNMA Series 2000-M2, Class C(a)
$ 267,360	7.082%	07/17/22	$ 269,077
GNMA REMIC Series 2004-51, Class A
170,605	4.145	02/16/18	171,716
GNMA Series 2004-09, Class A
708,948	3.360	08/16/22	709,468
GNMA Series 2004-20, Class C
1,700,000	4.430	04/16/34	1,731,309
GNMA Series 2004-45, Class A
984,978	4.020	12/16/21	993,214
GNMA Series 2004-60, Class C(a)
1,150,000	5.240	03/16/28	1,191,969

TOTAL COMMERCIAL MORTGAGES			$ 5,066,753

Corporate Obligations – 4.9%
Financial – 4.9%
JPMorgan Chase & Co.
$ 800,000	3.125%	12/01/11	$ 822,952
Keybank National Association
400,000	3.200	06/15/12	410,378
Morgan Stanley & Co.
800,000	2.900	12/01/10	819,245
Regions Bank
1,000,000	3.250	12/09/11	1,027,871
Wells Fargo & Co.
800,000	3.000	12/09/11	821,719

			3,902,165

TOTAL CORPORATE OBLIGATIONS			$3,902,165

Mortgage-Backed Pass-Through Obligations – 7.6%
FHLMC
$ 800,000	4.000%	06/12/13	$ 840,717
208,088	5.500	08/01/17	215,546
697,505	5.500	09/01/21	720,542
140,154	6.000	10/01/23	145,871
761,834	5.678 (a)	05/01/36	783,973
FNMA
1,382	7.000	03/01/09	1,385
346,426	4.500	11/01/09	347,034
3,339	6.500	02/01/12	3,506
186,572	6.500	09/01/13	195,290
218,501	10.500	11/01/15	236,757
232,258	6.000	07/01/16	242,572
9,572	6.195 (a)	08/01/23	9,877
4,372	9.000	07/01/24	4,684
17,834	4.849 (a)	12/01/28	17,566

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 93,341	7.000%		11/01/31	$ 99,195
712,886	6.000		07/01/33	738,936
831,704	4.675	(a)	02/01/34	842,191
505,932	5.036	(a)	10/01/34	520,379
GNMA
16,225	8.000		07/15/17	17,366
527	5.125	(a)	11/20/24	534
1,102	5.125	(a)	12/20/24	1,140
18,121	5.375	(a)	04/20/26	18,431
18,024	4.625	(a)	08/20/26	18,069
21,540	5.375	(a)	01/20/28	21,851

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 6,043,412

U.S. Government Agency Obligations – 41.0%
Farmer Mac Gtd.
$3,000,000	5.500	%(c)	07/15/11	$ 3,201,429
FFCB
237,000	6.890		09/13/10	257,770
250,000	7.000		09/01/15	309,204
500,000	6.125		12/29/15	593,817
FHLB
125,000	5.900		03/26/09	126,016
35,000	5.985		04/09/09	35,358
3,500,000	5.250		06/19/09	3,563,514
750,000	5.000		03/11/11	797,392
1,640,000	3.375		06/24/11	1,693,000
1,250,000	4.750		12/09/11	1,342,850
1,000,000	3.500		03/08/13	1,043,548
1,000,000	3.625		10/18/13	1,041,915
FHLMC
2,000,000	4.875		02/09/10	2,077,700
3,700,000	5.000		10/18/10	3,913,272
1,500,000	4.625		10/25/12	1,619,689
FNMA
5,000,000	7.250		01/15/10	5,307,205
1,000,000	6.000		05/15/11	1,089,849
1,000,000	6.125		03/15/12	1,119,390
850,000	3.625		02/12/13	892,798
1,500,000	4.375		03/15/13	1,620,471
FNMA Interest-Only Stripped Security(b)
150,000	0.000		02/01/09	150,000
Tennessee Valley Authority
900,000	6.790		05/23/12	1,019,055

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$32,815,242

U.S. Treasury Obligations – 12.3%
United States Treasury Inflation Protected Securities
$1,182,200	3.000%		07/15/12	$ 1,224,686
1,150,371	2.000		01/15/14	1,144,618
1,127,651	2.000		07/15/14	1,121,307
United States Treasury Notes
1,500,001	4.125		08/15/10	1,579,687
2,000,001	4.500		11/15/10	2,130,938
2,000,001	5.125		06/30/11	2,190,000

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
$ 435,001	4.500%	04/30/12	$ 476,903

TOTAL U.S. TREASURY OBLIGATIONS			$ 9,868,139

Repurchase Agreement(d) – 1.1%
State Street Bank & Trust Co.
$ 835,000	0.010%	02/02/09	$ 835,000
Maturity Value: $835,001

TOTAL INVESTMENTS – 99.6%			$79,615,959

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			355,405

NET ASSETS – 100.0%			$79,971,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2009.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,201,429, which represents approximately 4.0% of net assets as of January 31, 2009.
(d)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $855,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $853,547.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$78,917,008
Gross unrealized gain	2,260,261
Gross unrealized loss	(1,561,310)
Net unrealized security loss	$698,951

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.3%
Alabama – 1.7%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (A/Baa1)
$ 760,000	4.700%	08/15/11	$ 760,129
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aa3)
650,000	5.500	07/01/12	719,856
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (A/A2)
1,005,000	5.000	06/01/16	1,083,993
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aa3)
65,000	4.500	07/01/23	61,692

			2,625,670

Alaska – 0.6%
Alaska Muncipal Bond Bank Authority Revenue Bonds Series 1 (A+/A1)
400,000	5.500	09/01/28	391,540
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AA/A2)(a)
500,000	0.000	06/30/10	485,395

			876,935

Arizona – 7.2%
Arizona School Facilities Board Certificates of Participation (AA-/A1)
2,810,000	5.125	09/01/21	2,903,320
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,089,480
500,000	5.250	05/15/22	513,945
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A-/NR)
860,000	5.000	07/01/17	959,872
335,000	5.000	07/01/18	368,486
350,000	5.000	07/01/19	376,922
1,100,000	5.125	07/01/22	1,133,484
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AA/Baa1)
1,070,000	5.000	08/01/27	1,048,504
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
1,000,000	5.000	07/01/19	1,060,510
745,000	5.000	07/01/20	777,169
1,000,000	5.000	07/01/21	1,027,590

			11,259,282

Arkansas – 0.7%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
1,090,000	5.480	09/01/17	1,106,666

California – 1.4%
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA/Aa3)(a)
880,000	0.000	09/01/23	417,014
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AA/Baa1)
1,810,000	5.700	02/01/22	1,800,154

			2,217,168

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – 0.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
$ 175,000	5.250%	06/01/11	$ 179,795
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA-/Aa3)(a)
100,000	0.000	03/01/10	98,176
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
485,000	5.400	05/15/23	517,427
Westminster CO Certificates of Participation (Refunding) (MBIA) (AA/Baa1)
250,000	4.500	12/01/23	246,528

			1,041,926

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (A/Aa3)
555,000	5.750	07/01/11	590,670
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aa3)
500,000	5.500	10/01/17	598,040
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AA/Baa1)
500,000	5.250	10/01/09	503,995

			1,692,705

Florida – 9.1%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A2)
875,000	5.000	04/01/18	772,511
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AA/Baa1)
1,000,000	5.000	10/01/20	1,031,130
Florida State Board of Governors University System Improvement Revenue Bonds (AA/Aa2)
1,000,000	5.750	07/01/21	1,095,910
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Baa1)
1,330,000	5.500	03/01/14	1,449,753
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	57,649
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (AA/A3)
1,000,000	5.250	07/01/14	1,120,010
Miami-Dade County FL GO Bonds (Building Better Communities Project) Series B (AA-/Aa3)
1,000,000	6.250	07/01/26	1,080,380
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/A1)
2,000,000	5.000	10/01/21	2,039,300
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA/A1)
1,000,000	5.000	08/01/16	1,092,590
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA/A1)
1,000,000	5.500	08/01/15	1,117,700

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AA/A3)
$1,980,000	5.000%	07/01/19	$ 2,020,432
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AA/Aa2)
1,350,000	5.000	10/01/29	1,332,787

			14,210,152

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (AA/Baa1)
90,000	6.100	10/01/19	111,309
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (AA/Baa1)
55,000	5.500	08/01/23	61,375

			172,684

Illinois – 7.6%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AA/A1)
1,500,000	6.250	01/01/10	1,563,735
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (AA/A1)
1,000,000	5.250	12/01/18	1,116,170
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,006
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,046,860
Illinois Devlopement Finance Autority Revenue Bonds (Community Unit School District Project No. 300) (MBIA) (FGIC) (AA/NR)(a)
1,000,000	0.000	12/01/09	980,510
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AA/Baa1)
2,000,000	5.250	12/01/22	1,889,480
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (A+/A1)
1,685,000	5.000	07/01/21	1,770,615
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa1)
100,000	5.250	04/01/22	88,562
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	590,544
Illinois Housing Development Authority Revenue Bonds (Multi-Family Housing) Series D (FGIC) (A+/A1)
910,000	4.625	07/01/23	825,980
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	254,436
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A1)
600,000	5.125	06/01/11	602,214
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aa3)(a)
635,000	0.000	11/01/13	561,531

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will Grundy Counties IL Community College District No. 525 GO Bonds (Joliet Junior College) (AA/NR)
$ 505,000	5.750%	06/01/28	$ 522,261

			11,837,904

Indiana – 8.0%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	694,044
615,000	5.000	11/01/16	714,599
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	947,514
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	392,995
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (A+/Baa1)
1,740,000	5.250	07/15/16	1,966,826
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aa2)
1,100,000	5.800	02/01/20	1,107,645
Franklin IN Community Multi-School Building Corp. Revenue Bonds (First Management) (MBIA) (AA/NR)
500,000	5.000	07/15/21	540,980
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,217,857
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,544,634
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aa3)
375,000	4.250	07/15/17	402,979
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/A1)
2,890,000	5.000	01/15/20	2,986,382

			12,516,455

Iowa – 1.8%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	122,010
480,000	5.125	06/01/18	351,912
200,000	5.125	06/01/20	139,522
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
195,000	4.300	07/01/16	192,765
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aa3)
2,000,000	5.700	06/01/09	2,023,840

			2,830,049

Kansas – 3.3%
Junction City KS GO Notes Series B (NR/NR)
1,200,000	4.000	06/01/09	1,204,308

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
$1,960,000	3.750%	05/15/26	$ 1,984,559
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	767,085
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AA/Baa1)
150,000	5.500	08/15/11	158,028
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	972,970

			5,086,950

Kentucky – 1.1%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,751,781

Louisiana – 3.1%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (A/Baa1)
2,755,000	5.250	12/01/18	3,113,619
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	933,042
1,245,000	5.000	02/01/30	844,396

			4,891,057

Maine – 0.2%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	311,190

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,066
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa2)
60,000	6.500	07/15/19	75,151

			85,217

Michigan – 4.3%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AA/A2)
550,000	4.000	05/01/14	565,411
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (AA/NR)
1,000,000	5.500	02/01/18	1,120,800
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aa3)
500,000	5.125	11/01/12	543,205
Jenison MI Public Schools GO Bonds (Refunding) (MBIA) (AA/A1)
1,000,000	5.250	05/01/14	1,142,730

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/Baa1)
$ 675,000	5.000%	11/15/12	$ 680,737
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)(c)
125,000	5.650	12/01/10	134,725
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,579,275

			6,766,883

Minnesota – 1.0%
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
868,893	5.700	04/01/27	871,421
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (Aa1/AA+)
670,000	3.800	07/01/17	670,000

			1,541,421

Mississippi – 0.5%
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aa3)
605,000	5.000	07/01/17	709,526

Missouri – 2.5%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	412,384
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A+/Baa1)
1,070,000	5.000	04/01/19	1,117,219
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AA/Baa1)
200,000	5.000	06/01/12	200,036
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
525,000	4.750	12/01/10	530,471
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	250,525
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,042,850
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	367,930

			3,921,415

Montana – 0.4%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
350,000	4.350	06/01/16	325,080

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – (continued)
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
$ 360,000	4.350%	12/01/16	$ 333,166

			658,246

Nebraska – 0.7%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	507,650
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	117,855
175,000	4.350	03/01/15	164,122
100,000	4.350	09/01/15	93,406
105,000	4.400	09/01/16	97,526
University of Nebraska Revenue Bonds (Lincoln-Student Fees & Facilities) Series A (AA-/Aa2)
160,000	5.250	07/01/34	160,728

			1,141,287

New Hampshire – 0.5%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortagage) (Non AMT) (NR/Aa2)
750,000	5.300	07/01/28	727,852

New Jersey – 0.1%
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aa3)
100,000	5.750	02/15/21	96,931

New Mexico – 0.3%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	514,460
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,053

			524,513

New York – 1.7%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,034,920
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	135,056
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
325,000	5.750	07/01/13	352,293
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	78,329

			2,600,598

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
1,000,000	5.000	05/01/23	1,029,290

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
$ 550,000	4.400%	07/01/16	$ 508,552
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	579,939

			2,117,781

Ohio – 7.5%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/Baa1)
1,250,000	5.000	12/01/16	1,411,437
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	171,217
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	856,550
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AA/A2)
830,000	4.500	12/01/21	836,839
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (BBB+/NR)
3,235,000	5.000	06/01/12	3,372,035
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	579,795
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	455,447
1,000,000	5.000	05/01/18	1,082,190
1,000,000	5.750	05/01/28	997,590
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (AA/A2)(a)
1,025,000	0.000	12/01/16	797,071
1,035,000	0.000	12/01/17	759,369
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	284,435

			11,603,975

Oklahoma – 5.1%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,039,390
1,000,000	4.850	09/01/18	1,032,450
1,000,000	5.000	09/01/19	1,025,580
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,152,800
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.200	11/01/09	2,688,606

			7,938,826

Oregon – 2.4%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,135,000	4.350	07/01/18	1,131,663
1,315,000	4.400	07/01/19	1,296,169

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – (continued)
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
$ 375,000	5.050%	07/01/17	$ 385,324
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	930,996

			3,744,152

Pennsylvania – 1.9%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aa3)
765,000	4.500	03/01/13	766,423
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,028,570
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,229,786

			3,024,779

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A3)
10,000	5.000	07/01/20	9,374

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aa3)
180,000	5.700	12/01/12	180,850
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Baa1)
190,000	5.750	12/01/13	190,602
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aa3)
205,000	5.800	12/01/14	205,543
125,000	5.900	12/01/15	125,309

			702,304

South Carolina – 1.1%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (A/A1)
390,000	7.500	03/01/11	419,351
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
500,000	5.250	12/01/22	504,750
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	790,335

			1,714,436

South Dakota – 0.7%
South Dakota Conservancy District Revenue Bonds (State Revolving Funds Program) (AAA/Aaa)
100,000	4.250	08/01/14	112,200
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
210,000	5.150	05/01/11	210,439

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – (continued)
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aa3)
$ 125,000	4.300%	11/01/10	$ 125,788
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AA/A1)
660,000	5.000	09/01/10	682,103

			1,130,530

Tennessee – 0.6%
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA-/A1)
700,000	5.500	11/01/11	767,186
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	219,993

			987,179

Texas – 7.4%
Brownsville TX GO Bonds (Refunding) Series 2005 (AA/A2)
1,000,000	5.000	02/15/21	1,041,140
710,000	5.000	02/15/22	730,824
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aa3)
375,000	5.000	07/15/12	417,859
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AA/A1)
1,000,000	4.875	08/15/23	1,003,270
Dallas County TX Community College District GO Bonds (Refunding & Improvement) (AAA/Aaa)
1,000,000	5.000	02/15/25	1,042,030
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (AA/A1)
130,000	5.750	11/01/15	132,759
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	252,846
590,000	5.000	02/15/24	592,968
620,000	5.000	02/15/25	614,593
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AA/A1)
1,000,000	5.375	04/15/13	1,080,030
Mansfield TX Certificates Obligations GO Bonds (AA/Aa3)
355,000	6.125	02/15/26	377,106
310,000	6.250	02/15/29	327,044
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA/Aa3)
420,000	5.750	02/15/18	432,234
Pearland TX Certificates Obligations GO Bonds (AMBAC) (A+/A1)
660,000	5.250	03/01/21	706,088
San Antonio TX GO Bonds (General Improvement) (AAA/Aa1)(c)
10,000	6.000	02/01/10	10,541
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A/Baa1)
455,000	5.250	10/01/18	472,031
330,000	5.250	10/01/21	327,268
500,000	5.250	10/01/33	412,100
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	131,793

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
$ 675,000	5.500%	07/01/24	$ 702,621
Trinity TX River Authority Revenue Bonds Tarrant County Water Project (Improvement) (AA/A1)
450,000	5.750	02/01/26	465,961
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A3)
300,000	4.500	02/15/16	325,953

			11,599,059

Utah – 1.6%
Grand County UT School District GO Bonds (School Building) (NR/Aaa)
300,000	5.000	07/01/22	321,618
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aa3)
1,000,000	5.500	06/01/16	1,055,460
Utah State Building Ownership Authority Lease Revenue Bonds (Refunding-State Facilities Master Lease Program) Series A (AA+/Aa1)
1,000,000	5.250	05/15/21	1,048,720

			2,425,798

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AA/NR)
1,000,000	5.250	07/15/17	1,109,260

Washington – 3.2%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/Baa1)
750,000	4.500	06/01/22	746,985
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aa1)
330,000	5.375	12/01/14	366,547
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aa1)(a)
1,065,000	0.000	12/01/20	638,031
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	982,770
King County WA School District No. 407 Riverview GO Bonds (NR/Aa1)
500,000	5.250	12/01/19	575,335
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,659,740

			4,969,408

Wisconsin – 1.3%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	118,326
350,000	5.000	12/01/15	359,128
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	781,402

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Pleasant Prairie Wisconsin GO Bonds (Promissory Notes) Series F (AA/A1)
$ 400,000	4.500%	09/01/17	$ 451,188
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	249,927

			1,959,971

Wyoming – 1.1%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	793,085
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,480
85,000	5.200	12/01/11	86,313
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	163,287
280,000	4.250	12/01/14	275,985
385,000	4.300	12/01/15	376,850

			1,726,000

TOTAL MUNICIPAL BOND OBLIGATIONS			$149,965,295

Repurchase Agreement(d) – 3.0%
State Street Bank & Trust Co.
$4,688,000	0.010%	02/02/09	$ 4,688,000
Maturity Value: $4,688,004

TOTAL INVESTMENTS – 99.3%			$154,653,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,105,846

NET ASSETS – 100.0%			$155,759,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $4,790,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $4,781,857.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$152,568,651
Gross unrealized gain	4,695,953
Gross unrealized loss	(2,629,309)
Net unrealized security gain	$2,066,644

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.1%
Arizona – 1.3%
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A-/NR)
$1,155,000	5.125%	07/01/23	$ 1,173,480
1,215,000	5.150	07/01/24	1,221,245

			2,394,725

Iowa – 0.7%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,350,000	5.000	07/01/23	1,341,725

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,556,171

Michigan – 0.9%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	515,855
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA/Aa3)
1,000,000	5.000	05/01/19	1,044,980

			1,560,835

Missouri – 88.9%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
150,000	4.000	03/01/17	159,701
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,292,320
1,000,000	5.250	07/01/28	1,042,190
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Baa1)
250,000	5.250	11/01/15	284,685
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,428,784
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,102,120
1,250,000	5.000	03/01/19	1,358,187
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/Baa1)
300,000	5.500	03/01/14	349,956
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
500,000	5.250	03/01/17	595,940
1,000,000	5.250	03/01/21	1,080,220
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	954,468
1,000,000	5.250	06/01/13	1,033,880
Carroll County MO Public Water Suppy District No. I Water System Revenue Bonds Series B (Refunding) (SP-1+/NR)
1,700,000	4.625	03/01/12	1,701,649
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,136,860

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public Building Authority Leasehold Revenue Bonds (General Improvement) Series C (FSA) (AAA/Aa3)
$ 40,000	5.000%	05/15/09	$ 40,025
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,053,190
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,053,190
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,327,206
2,435,000	5.000	03/01/28	2,468,603
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	789,417
900,000	5.000	03/01/15	960,102
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	741,787
650,000	5.000	03/01/22	685,445
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	433,812
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA-/A1)
230,000	4.700	10/01/10	230,053
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	358,228
560,000	5.000	08/01/12	623,398
485,000	5.000	08/01/15	520,424
500,000	5.000	08/01/16	532,575
450,000	5.000	08/01/17	476,253
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,207,256
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	793,835
935,000	5.000	03/01/18	1,048,051
945,000	5.000	03/01/19	1,043,705
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	425,703
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
520,000	5.250	03/01/16	572,442
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,441,565
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,457,590
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,332,451
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,315,312

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
$ 530,000	4.500%	12/01/19	$ 556,717
555,000	4.500	12/01/20	574,214
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	539,555
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	524,905
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
2,000,000	5.500	12/01/12	2,221,360
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Baa1)
1,000,000	5.250	12/01/15	1,103,920
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,045,720
2,000,000	5.000	03/01/19	2,073,680
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (AA/A2)
530,000	5.000	03/01/11	547,395
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (BBB+/NR)(a)
300,000	5.700	06/01/10	319,044
380,000	5.750	06/01/10	404,373
400,000	5.800	06/01/10	425,916
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (BBB+/NR)
330,000	5.350	06/01/09	335,168
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	577,362
555,000	5.500	02/15/14	515,750
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,159,340
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,095,750
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,203,957
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,660,601
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
445,000	6.431	04/01/18	455,017
Kansas City MO Water Revenue Bonds Series A (AA+/A1)
1,640,000	5.750	12/01/17	1,734,136
1,735,000	5.800	12/01/18	1,828,482
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/A1)
850,000	5.000	12/01/16	897,574
1,035,000	5.000	12/01/19	1,072,974
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	810,675

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
$ 500,000	5.000%	03/01/20	$ 554,575
545,000	5.000	03/01/22	585,390
500,000	5.000	03/01/23	529,595
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	280,087
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/A1)
335,000	5.250	07/01/11	365,100
1,000,000	5.250	07/01/12	1,078,720
1,135,000	5.250	07/01/15	1,206,391
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/A1)
480,000	5.000	07/01/20	499,325
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA/Aa3)
1,000,000	5.250	12/01/13	1,092,850
1,410,000	5.250	12/01/15	1,519,472
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	511,860
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,524,870
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aa3)
830,000	5.250	03/01/21	903,355
700,000	5.250	03/01/22	750,365
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A+/NR)
150,000	4.500	04/01/22	137,682
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A+/Baa1)
300,000	5.000	04/01/13	327,405
1,240,000	5.000	04/01/21	1,277,870
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	777,340
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Baa1)(a)
1,430,000	5.550	04/01/09	1,441,583
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
430,000	5.200	03/01/10	449,402
1,035,000	5.300	03/01/10	1,082,807
680,000	5.600	03/01/10	713,585
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (BBB+/NR)
445,000	5.600	04/01/11	446,798
1,500,000	6.000	04/01/22	1,500,840
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (BBB+/NR)
425,000	5.500	04/01/09	427,185
450,000	5.550	04/01/10	452,363
80,000	5.750	04/01/19	80,102

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
$ 400,000	5.500%	01/01/23	$ 448,324
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,161,086
1,115,000	5.000	07/01/17	1,282,897
2,130,000	5.125	01/01/18	2,301,422
725,000	5.000	01/01/22	754,957
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	221,231
535,000	5.200	07/01/12	561,247
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series D (NR/Aaa)
170,000	5.125	01/01/10	170,160
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,100,000	5.250	05/15/17	2,177,091
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,192,080
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,112,770
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	159,738
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (A/Baa1)
1,735,000	5.150	05/15/10	1,823,173
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (BBB+/NR)(a)
1,000,000	5.850	01/01/10	1,042,150
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	473,061
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,700,578
1,000,000	5.500	10/01/12	1,116,100
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
250,000	5.000	11/15/10	264,175
2,000,000	5.000	11/15/14	2,261,740
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	528,680
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,181,071
1,545,000	5.000	02/15/20	1,670,871
120,000	4.750	11/15/37	109,151
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
365,000	4.650	12/01/09	372,745

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
$ 50,000	5.800%	09/01/11	$ 50,114
45,000	5.900	09/01/12	45,172
50,000	6.000	09/01/13	50,078
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
40,000	5.000	03/01/12	40,035
40,000	5.000	09/01/12	40,035
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,249,600
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	329,634
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AA/Baa1)
1,000,000	5.450	03/01/14	1,047,820
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Baa1)
515,000	5.000	12/01/10	515,015
850,000	5.125	12/01/12	850,349
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,074,790
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,047,500
1,000,000	5.000	11/15/19	1,035,580
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,200,670
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A3)
2,875,000	5.000	06/01/20	2,996,095
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	1,021,140
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aa3)
740,000	4.900	03/01/16	773,848
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,730,925
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	764,021
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,828,365
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	488,366
850,000	5.000	12/01/20	919,861
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aa3)
1,025,000	4.500	03/01/22	1,036,039
Platte County MO School District Park Hill GO Bonds (Refunding & Improvement) (AA+/Aa1)
1,000,000	5.375	03/01/17	1,002,960

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A/NR)
$ 150,000	5.000%	12/01/12	$ 162,737
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	91,100
100,000	4.700	07/01/27	88,426
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,948,783
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB+/NR)
450,000	5.500	03/01/14	446,450
500,000	5.500	03/01/15	490,385
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	203,574
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA/A1)
1,000,000	5.000	12/01/18	1,097,320
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
190,000	4.500	11/01/18	200,384
530,000	4.500	11/01/19	547,384
610,000	4.500	11/01/20	619,662
645,000	4.750	11/01/21	657,442
685,000	4.750	11/01/22	687,384
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	392,427
405,000	4.750	11/01/22	406,409
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	3,013,671
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
100,000	5.200	12/01/31	98,547
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	567,026
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	632,125
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	201,456
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
100,000	5.250	06/01/19	107,976
735,000	5.200	06/01/24	760,482
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	302,196
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	386,742
515,000	5.000	11/15/16	391,822
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)
1,315,000	5.000	02/01/14	1,469,920

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)
$1,000,000	5.000%	02/01/13	$ 1,065,170
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (MBIA) (FGIC) (AA/NR)
185,000	5.125	07/01/12	187,908
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,728,560
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
345,000	3.000	04/01/10	351,155
355,000	3.000	04/01/11	362,988
100,000	4.000	04/01/16	108,002
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Baa1)
700,000	5.250	02/15/15	747,810
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	984,168
Taney County MO Certificates of Participation (MBIA) (NR/A3)
1,095,000	4.500	04/01/17	1,134,946
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,178,529
1,050,000	5.000	03/01/21	1,197,861
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,106,380
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
375,000	5.375	11/01/14	408,694
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,140,880
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	681,419

			162,233,890

Ohio – 0.5%
Ohio State Higher Educational Facility Commission Revenue Bonds ( Higher Educational Facility-Xavier University) Series C (A-/A3)
1,000,000	5.750	05/01/28	997,590

Oregon – 0.8%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,516,410

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A3)
555,000	5.000	07/01/22	508,308

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – 0.4%
Mansfield TX GO Certificates (AA/Aa3)
$ 700,000	5.750	02/15/22	$ 758,926

Utah – 0.5%
Utah State Building Ownership Authority Lease Revenue Bonds (Refunding-State Facilities Master Lease Program) Series A (AA+/Aa1)
790,000	5.250	05/15/21	828,489

TOTAL MUNICIPAL BOND OBLIGATIONS			$173,697,069

Repurchase Agreement(b) – 3.6%
State Street Bank & Trust Co.
$6,531,000	0.010%	02/02/09	$ 6,531,000
Maturity Value: $6,531,005

TOTAL INVESTMENTS – 98.7%			$180,228,069

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			2,341,153

NET ASSETS – 100.0%			$182,569,222

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $6,675,000 U.S. Treasury Bills, 0.000% due 07/16/09 to 07/30/09 with a market value of $6,664,572.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$175,536,953
Gross unrealized gain	6,179,635
Gross unrealized loss	(1,488,519)
Net unrealized security gain	$4,691,116

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.5%
Colorado – 0.6%
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
$ 400,000	5.700%	05/15/26	$ 423,456

Florida – 0.7%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series B (AA-/Aa3)
500,000	6.250	07/01/26	540,190

Illinois – 1.5%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aa3)
1,000,000	5.000	12/01/22	1,053,510

Indiana – 1.6%
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,167,348

Iowa – 1.5%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
350,000	3.700	01/01/14	350,210
700,000	5.000	07/01/23	695,709

			1,045,919

Kansas – 85.7%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (A/Baa1)
1,000,000	4.750	08/01/17	1,055,560
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (A/Baa1)
1,000,000	5.250	09/01/24	1,072,830
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000	03/01/12	446,244
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/A2)
440,000	5.000	12/01/13	470,677
Derby KS GO Bonds Series A (AMBAC) (NR/A2)(a)
310,000	4.900	12/01/11	342,398
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,515,859
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa3)
1,000,000	5.000	08/01/12	1,113,570
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
495,000	5.000	09/01/15	559,023
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	812,308
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,049,280
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA/NR)
500,000	6.000	10/01/16	593,650
1,770,000	5.000	10/01/18	1,863,314
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aa3)
375,000	5.125	04/01/11(a)	407,269
$ 625,000	5.125%	10/01/16	$ 663,719

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A/NR)
925,000	5.000	10/01/22	957,051
975,000	5.000	10/01/23	996,089
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA/Aa3)
500,000	5.500	09/01/17	606,945
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	290,543
Junction City KS GO Notes Series B (NR/NR)
1,000,000	4.000	06/01/09	1,003,590
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	308,595
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	343,305
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	362,192
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,960,000	3.750	05/15/26	1,984,559
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
1,270,000	5.250	05/01/13	1,364,932
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aa3)(a)
500,000	5.000	10/01/10	534,780
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,314,679
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,007
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (AA/A1)
1,150,000	5.000	04/01/24	1,151,127
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/Baa1)
200,000	5.000	08/01/10	203,148
400,000	5.000	02/01/12	406,116
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
400,000	5.000	05/01/12	428,720
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/Baa1)(a)
450,000	5.000	08/01/13	517,532
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/Baa1)
1,600,000	5.000	08/01/17	1,736,336
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,075,340

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/Baa1)
$ 20,000	4.000%	10/01/11	$ 21,444
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	796,319
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,576,815
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/Baa1)
600,000	5.000	06/01/13	655,986
630,000	5.000	06/01/14	683,077
300,000	5.000	06/01/16	321,297
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,182,980
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,101,681
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	341,734
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	559,834
1,000,000	5.375	07/01/14	1,024,150
455,000	5.375	07/01/15	463,272
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (AA/Baa1)
150,000	5.000	09/01/20	161,103
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AA/Baa1)
1,650,000	5.000	09/01/17	1,847,175
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,147,248
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/Baa1)
500,000	5.500	09/01/10	527,390
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	1,088,052
Parsons KS Certificates of Participation (Taxable) Series B (AAA/NR)
300,000	5.700	10/01/17	313,479
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aa3)
600,000	5.500	09/01/11	653,388
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
500,000	4.500	09/01/22	489,540
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aa3)
230,000	5.500	09/01/16	250,647
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aa3)
70,000	5.500	09/01/16	75,732

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
$ 670,000	5.250%	09/01/12	$ 758,380
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AA/NR)
680,000	5.250	09/01/14	742,342
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (AMT) (GNMA) (NR/Aaa)
55,000	5.800	06/01/17	55,113
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150	08/01/10	214,164
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (AAA/Aa1)
1,000,000	5.250	08/01/26	1,048,750
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500	10/01/09	513,310
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32	1,445,385
Shawnee County KS GO Bonds (Refunding & Improvement) Series A (NR/A1)
250,000	5.250	09/01/09	256,045
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12	554,110
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16	102,819
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/Baa1)
535,000	5.000	06/01/16	625,169
1,000,000	5.000	06/01/23	1,047,540
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/Baa1)
300,000	5.000	06/01/23	314,262
475,000	5.000	06/01/24	490,324
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11	219,970
1,000,000	6.000	09/01/12(a)	1,148,520
Wichita KS GO Bonds (Sales Tax) (AA+/Aa2)
1,000,000	5.000	04/01/14	1,014,760
Wichita KS GO Bonds Series 766 (AA+/Aa2)
455,000	4.300	09/01/10	458,221
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement) Series XI (A+/NR)
1,500,000	6.750	11/15/14	1,540,305
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AA/A2)
600,000	4.400	09/01/11	606,918
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aa3)
215,000	6.375	09/01/11	243,245
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
1,595,000	5.000	09/01/21	1,643,568

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aa3)
$ 85,000	6.375%	09/01/11	$ 94,196
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	09/01/11	1,075,180
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa3)
160,000	5.000	09/01/12	177,355
625,000	5.250	09/01/16	733,506
1,000,000	5.250	09/01/20	1,140,790

			61,447,877

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	500,360

Puerto Rico – 3.5%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (AA/Baa1)
475,000	5.500	07/01/16	469,015
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aa3)
425,000	5.500	07/01/15	453,284
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	517,040
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB+/Aaa)(a)
655,000	5.250	07/01/13	758,477
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB+/Baa3)
345,000	5.250	07/01/21	323,503

			2,521,319

Texas – 0.7%
Dallas County TX Community College District GO Bonds (Refunding & Improvement) (AAA/Aaa)
480,000	5.000	02/15/25	500,174

TOTAL MUNICIPAL BOND OBLIGATIONS			$69,200,153

Repurchase Agreement(c) – 2.4%
State Street Bank & Trust Co.
$1,715,000	0.010%	02/02/09	$ 1,715,000
Maturity Value: $1,715,001

TOTAL INVESTMENTS – 98.9%			$70,915,153

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			759,270

NET ASSETS – 100.0%			$71,674,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(c)	Repurchase agreement was entered into on January 30, 2009. This agreement was fully collateralized by $1,755,000 U.S. Treasury Bill, 0.000%, due 07/30/09 with a market value of $1,752,017.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp.-Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
BNY	— Insured by Bank of New York Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$69,297,110
Gross unrealized gain	2,339,849
Gross unrealized loss	(721,806)
Net unrealized security gain	$1,618,043

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the Adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

Fair Value of Investments — For the period ended January 31, 2009, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Growth	Value	MidCap Growth	Bond

Level	Investments in Securities Long– Assets	Investments in Securities Long– Assets	Investments in Securities Long– Assets	Investments in Securities Long– Assets

Level 1	$94,163,194	$53,882,720	$35,095,127	$23,137,732
Level 2	–	492,000	1,014,000	501,274,982
Level 3	–	–	–	–

Total	$94,163,194	$54,374,720	$36,109,127	$524,412,714

	Short-Term Government	National Tax- Free Intermediate Bond	Missouri Tax- Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Level	Investments in Securities Long– Assets	Investments in Securities Long– Assets	Investments in Securities Long– Assets	Investments in Securities Long– Assets

Level 1	$10,018,139	$ –	$ –	$ –
Level 2	69,597,820	154,653,295	180,228,069	70,915,153
Level 3	–	–	–	–

Total	$79,615,959	$154,653,295	$180,228,069	$70,915,153

Mortgage and Asset-Backed Securities — The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Concentration Risks — As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Value Fund may be concentrated in securities of financial companies. At times, securities of financial companies may be subject to greater price volatility than securities of companies in other sectors and may experience significant price fluctuations.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 27, 2009

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 27, 2009